UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3207

General Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	8/31/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
General Money Market Fund, Inc.
August 31, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--15.7%	Principal Amount ($)	Value ($)

Banca Monte dei Paschi di Siena SpA (London)
5.33%, 10/5/07	140,000,000	140,000,326
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
5.31%, 11/7/07	160,000,000	160,000,000
Credit Agricole (London)
5.30% - 5.34%, 10/12/07 - 11/8/07	169,000,000	168,998,206
Credit Suisse (USA) Inc. (Yankee)
5.31%, 10/10/07	210,000,000	210,000,000
Credit Suisse (Yankee)
5.31%, 11/8/07	200,000,000	200,000,000
Harris N.A.
5.34%, 11/27/07	250,000,000	250,000,000
Natixis
5.33%, 9/5/07	250,000,000 a	249,971,335
Societe Generale (Yankee)
5.30% - 5.51%, 9/13/07 - 10/11/07	135,000,000	135,000,000
UniCredito Italiano SpA (London)
5.34%, 12/4/07	50,000,000	50,000,000
Wilmington Trust Co., DE
5.30%, 10/2/07	87,300,000	87,298,488
Total Negotiable Bank Certificates of Deposit
(cost $1,651,268,355)		1,651,268,355
Commercial Paper--39.3%

ANZ National (International) Ltd.
5.34%, 11/13/07	13,000,000 b	12,862,659
ASB Finance Ltd.
5.32% - 5.34%, 9/6/07 - 12/5/07	255,000,000 b	252,632,681
Asscher Finance Corp.
5.32% - 5.33%, 9/5/07 - 9/21/07	175,000,000 b	174,606,597
Atlantis One Funding Corp.
5.32%, 9/7/07 - 10/22/07	85,911,000 b	85,764,224
Bank of America Corp.
5.32%, 10/29/07	400,000,000	396,619,889
Bank of Ireland
5.31% - 5.32%, 9/4/07 - 10/12/07	459,750,000 b	458,701,298
Beethoven Funding Corp.
5.33%, 10/3/07	28,681,000 b	28,546,900
BNP Paribas Finance Inc.
5.25%, 9/4/07	200,000,000	199,912,500
CC (USA) Inc.
5.32%, 11/9/07	2,000,000 b	1,980,105
Citigroup Funding Inc.
5.34%, 1/22/08	140,000,000	137,105,442
Cullinan Finance Ltd.
5.30%, 10/22/07	110,000,000 b	109,195,900
Daimler Chrysler Revolving Auto Conduit LLC

5.41%, 11/8/07	14,250,000	14,106,265
Danske Corp., Delaware
5.25%, 10/12/07	10,000,000	9,941,233
DnB NOR Bank ASA
5.30% - 5.34%, 11/6/07 - 11/26/07	291,400,000	288,370,776
FCAR Owner Trust, Ser. II
5.31% - 5.34%, 10/22/07 - 1/18/08	423,180,000	416,223,257
Harrier Finance Funding Ltd.
5.30% - 5.33%, 9/20/07 - 11/7/07	181,984,000 b	181,295,006
HVB U.S. Finance Inc.
5.31%, 11/9/07	300,000,000 b	297,027,250
K2 (USA) LLC
5.31% - 5.33%, 9/18/07 - 10/3/07	80,700,000 b	80,338,156
Liquid Funding Ltd.
5.29%, 11/26/07	12,000,000 b	11,852,367
Raiffeisen Zentralbank Oesterreich
5.31%, 11/7/07	60,000,000	59,422,683
Sigma Finance Inc.
5.29%, 9/24/07	200,000,000 b	199,341,944
Skandinaviska Enskilda Banken AB
5.29%, 9/21/07	250,000,000	249,284,722
Swedbank (ForeningsSparbanken AB)
5.47%, 11/9/07	300,000,000	296,897,875
Ticonderoga Master Funding Limited
6.13%, 9/25/07	53,000,000 b	52,784,467
WestpacTrust Securities NZ Ltd.
5.34%, 10/30/07	100,000,000 b	99,144,008
Total Commercial Paper
(cost $4,113,958,204)		4,113,958,204
Corporate Notes--13.3%

Calyon
5.30%, 3/10/08	230,000,000 a	229,977,820
Commonwealth Bank of Australia
5.52%, 9/24/07	45,000,000 a	45,000,000
Cullinan Finance Ltd.
5.32%, 10/25/07	170,000,000 a,b	169,996,293
Fifth Third Bancorp
5.50%, 9/24/07	100,000,000 a	100,000,000
Harrier Finance Funding Ltd.
5.32%, 2/27/08	195,000,000 a,b	194,992,828
M&I Marshall & Ilsley Bank Milwaukee, WI
5.53%, 11/15/07	70,000,000 a	69,996,405
Morgan Stanley
5.37%, 9/4/07	100,000,000 a	100,000,000
Premier Asset Collateralized Entity LLC
5.33%, 10/25/07	75,000,000 a,b	74,998,890
Royal Bank of Scotland PLC
5.52%, 9/21/07	210,000,000 a	210,000,000
Wells Fargo & Co.
5.34%, 9/4/07	100,000,000 a	100,000,000
Westpac Banking Corp.
5.58%, 9/17/07	100,000,000 a	100,000,000

Total Corporate Notes
(cost $1,394,962,236)		1,394,962,236
Short-Term Bank Notes--.1%

Bank of America N.A.
5.26%, 10/12/07
(cost $14,999,916)	15,000,000	14,999,916
U.S. Government Agencies--.0%

Federal Home Loan Bank System
4.20%, 9/4/07
(cost $2,499,125)	2,500,000	2,499,125
Time Deposits--6.6%

KBC Bank N.V. (Grand Cayman)
4.94%, 9/4/07	350,000,000	350,000,000
Key Bank U.S.A., N.A. (Grand Cayman)
5.25%, 9/4/07	75,000,000	75,000,000
Regions Bank (Grand Cayman)
4.25%, 9/4/07	59,000,000	59,000,000
Societe Generale (Grand Cayman)
5.00%, 9/4/07	209,000,000	209,000,000
Total Time Deposits
(cost $693,000,000)		693,000,000
Repurchase Agreements--25.1%

Banc of America Securities LLC
5.46%, dated 8/31/07, due 9/4/07 in the amount of
$50,030,306 (fully collateralized by $54,075,217
Corporate Bonds, 5.40%-9.473%, due 10/15/09-11/1/27,
value $52,500,757)	50,000,000	50,000,000
Barclays Financial LLC
5.45%, dated 8/31/07, due 9/4/07 in the amount of
$450,272,250 (fully collateralized by $448,869,919
Corporate Bonds, 4%-8.375%, due 5/15/08-2/1/36, value
$463,500,001)	450,000,000	450,000,000
Bear Stearns Cos. Inc.
5.45%, dated 8/31/07, due 9/4/07 in the amount of
$200,121,111 (fully collateralized by $289,808,951
Corporate Bonds, 0%-18%, due 9/15/09-10/19/39, value
$205,922,450)	200,000,000	200,000,000
Citigroup Global Markets Holdings Inc.
5.46%-5.53%, dated 8/31/07, due 9/4/07 in the amount
of $350,212,528 (fully collateralized by $411,265,225
Corporate Bonds, 3.75%-8.86%, due 3/3/08-11/14/51,
value $360,500,000)	350,000,000	350,000,000
Credit Suisse (USA) Inc.
5.46%, dated 8/31/07, due 9/4/07 in the amount of
$100,060,611 (fully collateralized by $181,165,000
Federal National Mortage Association, 5.50%, due
7/1/34, value $102,002,000)	100,000,000	100,000,000
Deutsche Bank Securities
5.46%, dated 8/31/07, due 9/4/07 in the amount of
$325,196,986 (fully collateralized by $6,154,911,309
Corporate Bonds, 0%-30.27%, due 8/19/12-12/10/49,

value $334,750,001)	325,000,000	325,000,000
Greenwich Capital Markets
5.45%, dated 8/31/07, due 9/4/07 in the amount of
$265,160,325 (fully collateralized by $167,403,157
Federal Home Loan Mortgage Corp., 0%, due
6/15/34-7/15/37, value $109,600,927, $190,421,917
Federal National Mortgage Association, 0%, due
4/25/24-8/25/37, value $133,510,436 and $564,419,525
Government National Mortgage Association, .961%-1.04%,
due 1/16/44-11/16/46, value $27,189,991)	265,000,000	265,000,000
HSBC USA Inc
5.45%, dated 8/31/07, due 9/4/07 in the amount of
$100,060,500 (fully collateralized by $102,855,000
Corporate Bonds, 3.50%-8.625%, due 9/10/07-12/16/36,
value $103,000,155)	100,000,000	100,000,000
Lehman Brothers Inc.
5.45%, dated 8/31/07, due 9/4/07 in the amount of
$300,181,667 (fully collateralized by $306,778,597
Corporate Bonds, 6%-16.26%, due 1/9/08-3/1/28, value
$314,759,286)	300,000,000	300,000,000
Merrill Lynch & Co. Inc.
5.45%, dated 8/31/07, due 9/4/07 in the amount of
$350,211,750 (fully collateralized by $351,350,428
Corporate Bonds, 4%-8.875%, due 9/15/07-9/15/37,
value $360,500,168)	350,000,000	350,000,000
Morgan Stanley
5.48%, dated 8/31/07, due 9/4/07 in the amount of
$148,090,033 (fully collateralized by $304,207,632
Corporate Bonds, 0%-8.255%, due 8/15/09-6/25/47,
value $152,632,157)	148,000,000	148,000,000
Total Repurchase Agreements
(cost $2,638,000,000)		2,638,000,000
Total Investments (cost $10,508,687,836)	100.1%	10,508,687,836
Liabilities, Less Cash and Receivables	(.1%)	(14,382,854)
Net Assets	100.0%	10,494,304,982

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, these securities amounted to $2,486,061,573 or 23.7% of net assets.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)